Commitments and Contingencies - Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Leases
Remainder of 2024	$ 3,707,000
2025	5,122,000	$ 1,042,413
2026	5,122,000	1,042,413
2027	5,013,000	1,042,413
2028	4,384,000	932,797
2029 and thereafter	8,486,000
Total minimum lease payments	31,834,000	5,265,532
Less amount representing interest	11,082,000	1,373,298
Present value of minimum lease payments	20,752,000	3,892,234
Less current portion	2,160,000	599,228	$ 335,527
Long-term portion	18,592,000	3,292,000
Operating Leases
Remainder of 2024	17,247,000
2025	22,365,000	22,836,536
2026	20,694,000	19,644,557
2027	18,776,000	17,933,734
2028	14,072,000	16,016,344
2029 and thereafter	41,053,000
Total minimum lease payments	134,207,000	114,606,553
Less amount representing interest	46,219,000	35,797,981
Present value of minimum lease payments	87,988,000	78,808,572
Less current portion	12,311,000	13,650,119	6,445,915
Long-term portion	$ 75,677,000	$ 65,158,453	$ 23,189,835